Segment information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total segments
Disclosure of operating segments [line items]
Revenue	€ 184,582	€ 142,323	€ 114,438
Segment EBITDA	€ 32,573	€ 22,765	€ 14,872
Segment EBITDA %	17.6469%	15.9953%	12.9957%
Materialise Software
Disclosure of operating segments [line items]
Revenue	€ 37,374	€ 35,770	€ 30,122
Segment EBITDA	€ 11,536	€ 13,926	€ 10,130
Segment EBITDA %	30.8664%	38.9321%	33.6299%
Materialise Medical
Disclosure of operating segments [line items]
Revenue	€ 52,252	€ 42,841	€ 37,910
Segment EBITDA	€ 10,252	€ 4,400	€ 894
Segment EBITDA %	19.6203%	10.2705%	2.3582%
Materialise Manufacturing
Disclosure of operating segments [line items]
Revenue	€ 94,956	€ 63,712	€ 46,406
Segment EBITDA	€ 10,785	€ 4,439	€ 3,848
Segment EBITDA %	11.3579%	6.9673%	8.292%
Adjustments and eliminations
Disclosure of operating segments [line items]
Revenue	€ 139	€ 250	€ 39
Segment EBITDA	(10,122)	(9,797)	(6,391)
Consolidated Segments
Disclosure of operating segments [line items]
Revenue	184,721	142,573	114,477
Segment EBITDA	€ 22,451	€ 12,968	€ 8,481
Segment EBITDA %	12.154%	9.0957%	7.4085%